Changes in Accounting Policies - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Equity	¥ 804,220	¥ 746,786
Increase/(decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			¥ 3,106